Share-based compensation	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Share-based compensation
12. Share-based compensation
Restricted and Performance Share Unit plan (“RPSU plan”)
Restricted Share Unit (“RSU”) grants under the RPSU plan
Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the Toronto Stock Exchange (“TSX”). Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2022	2021

Outstanding, beginning of year	1,167,351	2,355,408
Granted	537,225	190,500
Vested	(784,514)	(1,344,672)
Forfeited	(45,932)	(33,885)
Outstanding, end of year	874,130	1,167,351
The fair value and weighted average assumptions of the RSUs granted during the yea
rs
 were as follows:

	Year ended December 31
	2022	2021
Average fair value of RSUs granted (per RSU)	$10.59	$1.99
Expected life of RSUs (years)	2.9	1.0
Expected forfeiture rate	0.5%	nil
Performance Share Unit (“PSU”) grants under the RPSU plan
The RPSU plan allows Obsidian Energy to grant PSUs to employees of the Company. The PSU obligation is classified as a liability due to the cash settlement feature and could be settled in cash, shares purchased on the open market or shares issued from treasury.

	Year ended December 31
PSUs (number of shares equivalent)	2022	2021

Outstanding, beginning of year	1,138,465	453,845
Granted	124,610	684,620
Vested	(181,018)	-
Forfeited	(133,017)	-
Outstanding, end of year	949,040	1,138,465

	As at December 31
PSU liability	2022	2021
Current	$5.2	$0.2
Non-current	6.1	4.2
Total	$11.3	$4.4
Stock Option Plan
Obsidian Energy has a Stock Option Plan that allows the Company to issue options to acquire common shares (“Options”) to officers, employees, directors and other service providers.

	Year ended December 31
	2022		2021
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	3,021,672	$1.56	961,954	$0.94
Granted	156,400	10.64	2,116,120	1.99
Exercised	(903,400)	1.27	(11,938)	0.56
Forfeited	-	-	(44,464)	8.74
Outstanding, end of year	2,274,672	$2.30	3,021,672	$1.56
Exercisable, end of year	749,498	$1.69	748,438	$1.29
The fair value and weighted average assumptions of the Options granted during the years
were as follows:

	Year ended December 31
	2022	2021
Average fair value of Options granted (per Option)	$6.56	$1.11
Expected volatility	87.0%	86.9%
Expected life of Options (years)	3.9	3.4
Expected forfeiture rate	0.3%	0.5%
Non-Treasury
Incentive Award Plan (“NTIP”)
In 2021, Obsidian Energy implemented the NTIP that allows the Company to issue restricted awards whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. The Company has the option to provide the consideration in the form of cash or shares purchased on the open market.

	Year ended December 31
NTIP Restricted Awards	2022	2021

Outstanding, beginning of year	1,093,800	-
Granted	3,400	1,120,660
Vested	(363,871)	-
Forfeited	(44,101)	(26,860)
Outstanding, end of year	689,228	1,093,800

	As at December 31
NTIP liability	2022	2021
Current	$2.6	$1.4
Non-current	1.8	1.1
Total	$4.4	$2.5
Deferred Share Unit (“DSU”) plan
The DSU plan allows the Company to grant DSUs in lieu of cash fees to non-employee
directors providing a right to receive, upon retirement from the Board, a cash payment based on the volume-weighted-average trading price of the common shares on the TSX.

	Year ended December 31
Deferred Share Units	2022	2021

Outstanding, beginning of year	2,018,499	2,087,580
Granted	42,509	239,754
Exercised	(249,763)	(308,835)
Outstanding, end of year	1,811,245	2,018,499

	As at December 31
DSU Liability	2022	2021
Current	$16.6	$10.7
Non-current	-	-
Total	$16.6	$10.7
In 2022, $3.6 million (2021 - $1.5 million) of DSUs were redeemed. At December 31, 2022, the Company had no outstanding DSUs that were redeemable.
Share-based compensation
Share-based compensation consisted of the following:

	Year ended December 31
	2022	2021
DSUs	$9.5	$10.3
PSUs	8.0	4.3
NTIP	5.9	2.5
Cash settled share-based incentive plans	$23.4	$17.1

RSUs	$3.4	$1.1
Options	1.3	1.2
Equity settled share-based incentive plans	4.7	2.3
Share-based compensation	$28.1	$19.4
The share price used in the fair value calculation of the DSU, NTIP and PSU obligations at December 31, 2022 was $8.98 per share (2021 – $5.21).
Employee retirement savings plan
Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.00 for each $1.00 of employee contribution
; provided that in order for an employee to receive the full matching contribution they must allocate at least

25 percent (50 percent for officers) of their contribution towards the purchase of Obsidian Energy shares.

Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk
investments. Shares are purchased in the open market at prevailing market prices.